UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -------------


Check here if Amendment [  ]: Amendment Number:
                                                  ------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Asset Management LLP
Address:          2nd Floor
                  Almack House
                  28 King Street
                  London SW1Y 6XA
                  United Kingdom

Form 13F File Number:  028-1590
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Vernon
Title:            Managing Member of Brevan Howard Asset Management LLP
Phone:            0207 0222 6200

Signature, Place and Date of Signing:


    /s/ James Vernon           London, United Kingdom        August 14, 2008
------------------------     --------------------------    --------------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                      BREVAN HOWARD ASSET MANAGEMENT LLP
                                   FORM 13F
                          Quarter Ended June 30, 2008


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      BREVAN HOWARD ASSET MANAGEMENT LLP
                                   FORM 13F
                          Quarter Ended June 30, 2008

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                            --------------------------------

Form 13F Information Table Entry Total:                    74
                                            --------------------------------

Form 13F Information Table Value Total:                $1,087,171
                                            --------------------------------
                                                     (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                             BREVAN HOWARD ASSET MANAGEMENT LLP
                                                           FORM 13F
                                                  Quarter Ended June 30, 2008

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                              CLASS                        VALUE      SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                              ------                       ------     -------  ---  ----  ----------    -----      ----------------
NAME OF ISSUER                TITLE             CUSIP     (X$1,000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------                -----             -----     ---------   -------  ---  ----  ----------  --------    ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC   COM               02076X102     7,206    69,100  SH           SOLE                69,100
AMPHENOL CORP NEW             CL A              032095101       474    10,570  SH           SOLE                10,570
ANHEUSER BUSCH COS INC        COM               035229103    10,312   166,000  SH           SOLE               166,000
ANSYS INC                     COM               03662Q105       532    11,280  SH           SOLE                11,280
ARCH COAL INC                 COM               039380100     6,025    80,300  SH           SOLE                80,300
AUTOMATIC DATA PROCESSING IN  COM               053015103       478    11,400  SH           SOLE                11,400
AVNET INC                     COM               053807103       487    17,840  SH           SOLE                17,840
BEMIS INC                     COM               081437105       405    18,070  SH           SOLE                18,070
BERKSHIRE HATHAWAY INC DEL    CL A              084670108    12,075       100  SH           SOLE                   100
CAMECO CORP                   COM               13321L108     5,264   122,800  SH           SOLE               122,800
CAMERON INTERNATIONAL CORP    COM               13342B105    10,510   189,881  SH           SOLE               189,881
CANADIAN NAT RES LTD          COM               136385101     9,935    99,100  SH           SOLE                99,100
CATERPILLAR INC DEL           COM               149123101     4,540    61,500  SH   PUT     SOLE                61,500
CISCO SYS INC                 COM               17275R102     2,326   100,000  SH           SOLE               100,000
CITIGROUP INC                 COM               172967101       419    25,000  SH           SOLE                25,000
CME GROUP INC                 COM               12572Q105     7,857    20,505  SH           SOLE                20,505
COMMTOUCH SOFTWARE LTD        SHS NEW           M25596202     2,896 1,045,567  SH           SOLE             1,045,567
COMPANHIA DE SANEAMENTO BASI  SPONSORED ADR     20441A102     2,558    50,000  SH           SOLE                50,000
COSAN LTD                     SHS A             G25343107       633    50,000  SH           SOLE                50,000
COVANCE INC                   COM               222816100       532     6,180  SH           SOLE                 6,180
DIAMOND OFFSHORE DRILLING IN  COM               25271C102    16,697   120,000  SH           SOLE               120,000
DIAMONDS TR                   UNIT SER 1        252787106   243,853 2,150,000  SH   PUT     SOLE             2,150,000
DOW CHEM CO                   COM               260543103       409    11,710  SH           SOLE                11,710
DU PONT E I DE NEMOURS & CO   COM               263534109       432    10,070  SH           SOLE                10,070
EMERSON ELEC CO               COM               291011104       425     8,600  SH           SOLE                 8,600
FRESH DEL MONTE PRODUCE INC   ORD               G36738105     2,357   100,000  SH           SOLE               100,000
GAP INC DEL                   COM               364760108    40,008 2,400,000  SH           SOLE             2,400,000
HALLIBURTON CO                COM               406216101     3,315    62,470  SH           SOLE                62,470
HARSCO CORP                   COM               415864107       427     7,850  SH           SOLE                 7,850
HENRY JACK & ASSOC INC        COM               426281101       462    21,370  SH           SOLE                21,370
HONEYWELL INTL INC            COM               438516106       401     7,980  SH           SOLE                 7,980
INTEL CORP                    COM               458140100     4,296   200,000  SH           SOLE               200,000
INTERNATIONAL BUSINESS MACHS  COM               459200101     5,927    50,000  SH           SOLE                50,000
INTERNATIONAL GAME TECHNOLOG  COM               459902102       345    13,800  SH           SOLE                13,800
IRON MTN INC                  COM               462846106       442    16,660  SH           SOLE                16,660
ISHARES INC                   MSCI BRAZIL       464286400     8,929     1,000  SH           SOLE                 1,000
ISHARES SILVER TRUST          ISHARES           46428Q109     5,524    32,000  SH           SOLE                32,000
ISHARES TR                    RUSSELL 2000      464287655    94,426 1,367,500  SH   PUT     SOLE             1,367,500
LEHMAN BROS HLDGS INC         COM               524908100    20,008 1,010,000  SH           SOLE             1,010,000
LEHMAN BROS HLDGS INC         COM               524908100     3,962   200,000  SH   PUT     SOLE               200,000
LORILLARD INC                 COM               544147101     2,974    43,000  SH           SOLE                43,000
MARKET VECTORS ETF TR         AGRIBUS ETF       57060U605     1,859    30,000  SH           SOLE                30,000
MCDERMOTT INTL INC            COM               580037109     5,323    86,007  SH           SOLE                86,007
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109     4,214    55,000  SH           SOLE                55,000
MOSAIC CO                     COM               61945A107     1,881    13,000  SH           SOLE                13,000
NATIONAL OILWELL VARCO INC    COM               637071101    10,865   122,463  SH           SOLE               122,463
NEXEN INC                     COM               65334H102    10,168   255,800  SH           SOLE               255,800
NOBLE CORP                    SMS               G65422100    22,736   350,000  SH           SOLE               350,000
OCEANEERING INTL INC          COM               675232102     5,286    68,603  SH           SOLE                68,603
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109     4,155   140,000  SH           SOLE               140,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408     1,417    20,000  SH  CALL     SOLE                20,000
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT    71712A206     6,747   100,000  SH  CALL     SOLE               100,000
PLAINS EXPL& PRODTN CO        COM               726505100     4,991    68,400  SH           SOLE                68,400
POINTER TELOCATION LTD        SHS               M7946T104       602    88,627  SH           SOLE                88,627
POWERSHARES ETF TRUST         WNDRHLL CLN EN    73935X500     9,775   500,000  SH           SOLE               500,000
PRIDE INTL INC DEL            COM               74153Q102   101,674 2,150,000  SH           SOLE             2,150,000
PROSHARES TR                  ULTRASHT SP500    74347R883       667    10,000  SH           SOLE                10,000
PROSHARES TR                  ULTSHT RUS2000    74347R834       788    10,000  SH           SOLE                10,000
ROPER INDS INC NEW            COM               776696106       518     7,870  SH           SOLE                 7,870
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506    49,726   562,000  SH           SOLE               562,000
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506   176,960 2,000,000  SH   PUT     SOLE             2,000,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605     8,104   400,000  SH   PUT     SOLE               400,000
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B    833635105       466    10,000  SH           SOLE                10,000
SPDR GOLD TRUST               GOLD SHS          78463V107    49,356   540,000  SH           SOLE               540,000
SPDR TR                       UNIT SER 1        78462F103    51,192   400,000  SH   PUT     SOLE               400,000
SUNTECH PWR HLDGS CO LTD      ADR               86800C104       562    15,000  SH  CALL     SOLE                15,000
SYBASE INC                    COM               871130100       480    16,320  SH           SOLE                16,320
THERMO FISHER SCIENTIFIC INC  COM               883556102       478     8,570  SH           SOLE                 8,570
THOMAS & BETTS CORP           COM               884315102       444    11,730  SH           SOLE                11,730
TIDEWATER INC                 COM               886423102     4,882    75,074  SH           SOLE                75,074
WASHINGTON FED INC            COM               938824109       401    22,160  SH           SOLE                22,160
WHITING PETE CORP NEW         COM               966387102     2,652    25,000  SH           SOLE                25,000
WILLBROS GROUP INC            COM               969199108     3,229    73,700  SH           SOLE                73,700
WEATHERFORD INTL LTD          COM               G95089101     3,490    70,371  SH           SOLE                70,371